Earnings / (loss) per share - Narrative (Details)	6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares
Convertible Debt Securities
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share	7,225,427	7,224,568
Convertible Notes Due 2022
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share	1,903,663
Restricted Stock
Earnings per share [line items]
Number of shares outstanding and non-vested (in shares)	3,559,109	3,720,577	2,997,992